Note 33 - Dividend Income	6 Months Ended
Jun. 30, 2019
Dividend income Abstract
Dividend Income

33. Dividend income

The balances for this heading in the accompanying consolidated income statements correspond to dividends on shares and equity instruments other than those from shares in entities accounted for using the equity method (see Note 34), as can be seen in the breakdown below:

Dividend income (Millions of Euros)
	June 2019	June 2018
Dividends from:
Non-trading financial assets mandatorily at fair value through profit or loss	25	11
Financial assets at fair value through other comprehensive income	78	73
Total	103	83